STOCKHOLDERS' DEFICIT (Tables)	12 Months Ended
Dec. 31, 2019
Equity [Abstract]
Schedule of stock options activity

The following table reflects all outstanding and exercisable options at December 31, 2019. All stock options are exercisable for a period of five years from the date of issuance.

	Number of Options Outstanding	Weighted Average Exercise Price	Remaining Contractual Life (Years)
Balance, December 31, 2017	1,170,000	$1.10	4.27
Issued	365,000	1.00	4.46
Exercised	(–)	–	–
Forfeited	(–)	–	–
Balance, December 31, 2018	1,535,000	$1.10	3.55
Issued	360,000	1.00	4.46
Exercised	(–)	–	–
Forfeited	(–)	–	–
Balance, December 31, 2019	1,895,000	$1.06	2.92